Revenues	12 Months Ended
Dec. 31, 2018
Revenues Abstract
Revenues

Note 4. Revenues

The Company’s performance obligations are to provide its pharmaceutical products based upon purchase orders from distributors. The performance obligation is satisfied at a point in time, typically upon delivery, when the customer obtains control of the pharmaceutical product. The Company invoices its customers after the products have been delivered and invoice payments are generally due within 60  days of invoice date.

The following table disaggregates revenue from contracts with customers by pharmaceutical products:

	Year Ended December 31,
Pharmaceutical Product	2018	2017
Venlafaxine ER	$66,039,604	$96,054,161
Methylphenidate ER	129,468,673	43,711,097
Lorzone	17,171,894	22,275,831
Divigel	23,313,679	18,541,774
OB Complete	10,509,824	10,446,364
Other	14,894,531	46,641,951
Net product sales	261,398,205	237,671,178
Royalty revenue	1,958,571	6,449,095
License and contract revenue	344,573	1,628,759
Total revenues	$263,701,349	$245,749,032

When the Company receives consideration from a customer, or such consideration is unconditionally due from a customer prior to the transfer of products to the customer under the terms of a contract, the Company records a contract liability. The Company classifies contract liabilities as deferred revenue. The Company had no deferred revenue as of December 31, 2018 and 2017. Upon adoption of ASC Topic 606, the Company did not have any contract assets or liabilities. The Company has elected to apply the exemption under paragraph 606‑10‑50‑14(a) related to remaining performance obligations as all open purchase orders are expected to be satisfied with a period of one year from the date of the purchase order.

Contract assets primarily relate to rights to consideration for goods or services transferred to the customer when the right is conditional on something other than the passage of time. Contract assets are transferred to accounts receivable when the rights become unconditional. The Company had no contract assets as of December 31, 2018. The Company has no costs to obtain or fulfill contracts meeting the capitalization criteria under ASC Topic 340, Other Assets and Deferred Costs.